SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On July 28, 2025, the Group entered into a Transfer Agreement with Beauty Plus Limited. As part of this agreement, the Group sold the furniture, fixtures, and beauty treatment beds from its Yuen Long Shop to Beauty Plus for HKD 330,000. The transaction was completed on September 30, 2025.

Subsequent to year ended June 30, 2025, the Company entered into a Lease Agreement with Renaissance City Development Limited to extend the Mongkok Shop from August 20, 2025 to August 19, 2027.